Premises and Equipment - Year-End Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 43,917	$ 42,756
Accumulated depreciation	(26,990)	(25,590)
Premises and equipment, net	16,927	17,166
Land and improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	4,083	4,094
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	19,681	19,482
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 20,153	$ 19,180